Prospectus [Line Items]
Risk/Return [Heading]
RBC SMID Cap Growth Fund

Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks long-term capital appreciation.
Expense [Heading]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]
Shareholder Fees (fees paid directly from your investment)

Shareholder Fees [Table]
Shareholder Fees	RBC SMID Cap Growth Fund Class R6 USD ($)
Shareholder Fees	none

Operating Expenses Caption [Text]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses	RBC SMID Cap Growth Fund Class R6
Management Fees	0.70%
Other Expenses	0.28%
Total Annual Fund Operating Expenses	0.98%
Fee Waiver and/or Expense Reimbursement	(0.18%)	[1]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.80%
[1]	The Advisor has contractually agreed to waive fees and/or pay operating expenses in order to limit the Fund's total expenses (excluding brokerage and other investment-related costs, interest, taxes, dues, fees and other charges of governments and their agencies, extraordinary expenses such as litigation and indemnification, other expenses not incurred in the ordinary course of the Fund's business and acquired fund fees and expenses) to 0.80% for Class R6. This expense limitation agreement is in place until January 31, 2018 and may not be terminated by the Advisor prior to that date. The expense limitation agreement may be revised or terminated by the Fund's board of trustees if the board consents to a revision or termination as being in the best interests of the Fund. The Fund will carry forward, for a period not to exceed 12 months from the date on which the Advisor waives fees or pays expenses, any expenses in excess of the expense limitation and repay the Advisor such amounts provided the Fund is able to do so and remain in compliance with the expense limitation in place at the time the fees were waived or expenses paid.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example	One Year	Three Years	Five Years	Ten Years
RBC SMID Cap Growth Fund | Class R6 | USD ($)	82	294	524	1,185

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.

Portfolio Turnover, Rate	14.00%
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund seeks long-term capital appreciation by normally investing at least 80% of its assets in common stocks of small- and mid-capitalization growth companies that fall within the market capitalization range of the Russell 2500™ Growth Index at the time of investment. As of May 27, 2016, the market capitalization range for the Russell 2500™ Growth Index was approximately $133 million to $9.9 billion. The Advisor uses a bottom-up investment approach employing fundamental analysis to identify individual companies for inclusion in the Fund’s portfolio.

In analyzing companies for investment, the Advisor looks for, among other things, companies that it believes have:

•	Positive future revenue and earnings growth prospects

•	Consistent financial results

•	High returns on equity and profit margins relative to industry peers

•	A strong balance sheet

•	Attractive valuation metrics

In addition, the Advisor prefers companies that it believes possess the following qualitative characteristics:

•	Superior company management

•	A unique market niche and broad market opportunities

•	Solid accounting methodology

The Fund’s portfolio will normally consist of approximately 70 to 90 companies.

Risk [Heading]	Principal Risks
Risk Narrative [Text Block]

The value of your investment in the Fund will change daily, which means that you could lose money. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. By itself, the Fund is not a balanced investment program. There is no guarantee that the Fund will meet its goal. The principal risks of investing in the Fund include:

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the Advisor’s ability to make investment decisions that are suited to achieve the Fund’s investment objective.

Equity Market Risk. Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. The values of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally.

Growth Investing Risk. Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections.

Market Risk. The markets in which the Fund invests may go down in value, sometimes sharply and unpredictably. The success of the Fund’s investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. Unexpected volatility or illiquidity could impair the Fund’s profitability or result in losses. A Fund’s investments may be overweighted from time to time in one or more sectors, which will increase the Fund’s exposure to risk of loss from adverse developments affecting those sectors.

Mid-Sized Company Risk. Stocks of mid-sized companies may carry greater risks than those of larger companies because mid-sized companies may have less management experience, competitive strengths and financial resources than larger companies. Mid-sized companies may also be more vulnerable to adverse business or economic events and may be more volatile than larger companies.

Small Company Risk. The value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities of larger companies, due to narrow markets and limited resources of smaller companies. The Fund’s investments in smaller companies subject it to greater levels of credit, market and issuer risk.

Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and performance table provide an indication of the risks of an investment in the Fund by showing changes in performance from year to year and by showing how the Fund’s average annual total returns (before and after taxes) compare with those of a broad-based securities index. Because Class R6 Shares have not yet commenced operations as of the date of this Prospectus, the bar chart shows how the performance of the Fund’s Class A Shares has varied from year to year for the past ten calendar years. Sales charges are not reflected in the bar chart, and if those charges had been included, the returns would be less than those shown below. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated information on the Fund’s performance can be obtained by visiting www.rbcgam.us or by calling 1-800-422-2766.

Performance Table Narrative

Performance Table

The table below shows before and after-tax returns for Class A shares only and assumes applicable maximum sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax benefit for any loss incurred on the sale of the shares. The actual returns of the Class R6 Shares would have been higher than those shown because Class R6 Shares have lower expenses than Class A Shares. The inception date of the Fund (Class A) is December 31, 1990.

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2015)
Performance [Table]
Average Annual Total Returns - RBC SMID Cap Growth Fund	Past Year [1]	Past 5 Years [1]	Past 10 Years [1]	Since Inception [1]	Inception Date
Class A	(5.54%)	9.12%	5.75%	10.51%	Dec. 31, 1990
Class A | After Taxes on Distributions	(7.97%)	7.04%	4.54%	8.83%	Dec. 31, 1990
Class A | After Taxes on Distributions and Sale of Shares	(1.15%)	7.29%	4.66%	8.71%	Dec. 31, 1990
Russell 2500 Growth Index (reflects no deduction for fees, expenses or taxes; inception calculated from December 31, 1990)	(0.19%)	11.43%	8.49%	10.13%	Dec. 31, 1990
[1]	The performance for the period from June 1, 1994 to April 19, 2004 reflects the performance of the Mid Cap Equity Fund, the predecessor to RBC SMID Cap Growth Fund. The performance of the Fund also includes the performance of a common trust fund ("CTF") account advised by the Advisor (including its predecessor) and managed the same as the Fund in all material respects for the period from December 31, 1990 to June 1, 1994, as adjusted to reflect the full contractual rate of expenses associated with the Fund at its inception. The CTF account was not registered with the Securities and Exchange Commission ("SEC") under the 1940 Act and therefore was not subject to the investment restrictions imposed by law on registered mutual funds. If the CTF account had been registered, the CTF account's performance may have been adversely affected. Fund performance reflects applicable fee waivers/expense reimbursements (which, if excluded, would cause performance to be lower).

Classes | Class A
Prospectus [Line Items]
Bar Chart [Heading]	RBC SMID Cap Growth Fund – Class A Annual Total Returns
Bar Chart [Table]
Bar Chart Footnotes [Text Block]
During the periods shown in the chart for the RBC SMID Cap Growth Fund – Class A:

	Quarter	Year	Returns
Best quarter:	Q1	2012	14.66%
Worst quarter:	Q4	2008	(28.41)%

Bar Chart Closing [Text Block]	The Fund’s year-to-date return through September 30, 2016 was 9.48% .
Bar Chart, Year to Date Return, Date	Sep. 30, 2016
Bar Chart, Year to Date Return	9.48%
Highest Quarterly Return, Label	Best quarter:
Highest Quarterly Return, Date	Mar. 31, 2012
Highest Quarterly Return	14.66%
Lowest Quarterly Return, Label	Worst quarter:
Lowest Quarterly Return, Date	Dec. 31, 2008
Lowest Quarterly Return	(28.41%)